Provisions (Details) - Schedule of provisions £ in Thousands	6 Months Ended
Jun. 30, 2022 GBP (£)
Provisions (Details) - Schedule of provisions [Line Items]
Beginning balance	£ 7,985
Acquisition of subsidiaries	631
Recognized during the period	7,300
Ending balance	15,916
Current	6,432
Non-current	9,484
Dilapidation [member]
Provisions (Details) - Schedule of provisions [Line Items]
Beginning balance	7,985
Acquisition of subsidiaries
Recognized during the period	717
Ending balance	8,702
Current
Non-current	8,702
Restructuring [member]
Provisions (Details) - Schedule of provisions [Line Items]
Beginning balance
Acquisition of subsidiaries
Recognized during the period	6,432
Ending balance	6,432
Current	6,432
Non-current
Other [member]
Provisions (Details) - Schedule of provisions [Line Items]
Beginning balance
Acquisition of subsidiaries	631
Recognized during the period	151
Ending balance	782
Current
Non-current	£ 782